SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

13. SEGMENT INFORMATION

The CODMs review financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODMs, the Group has two reportable segments, including PRC and other entities, and Ninjas in Pyjamas. The Group’s Chairman and Co-Chief Executive Officer makes operating decisions, assesses financial performance, and allocates resources of PRC and other entities, and Director and Co-Chief Executive Officer makes operating decisions, assesses financial performance, and allocates resources of Ninjas in Pyjamas.

The Group manages and assesses the performance of its reportable segments by their revenue and operating profit. As part of the CODM’s review of segment-level performance, the CODMs review these measures of income of each reportable segment, which drives the evaluation of the performance of the Group’s reportable segments and allocation of resources to those segments. The significant segment expense categories included in the table below augment the Group’s understanding of operating results:

	For the year ended December 31, 2022
	PRC and other subsidiaries	Ninjas in Pyjamas	Consolidated
Revenue	$65,835,111	$-	$65,835,111
Cost of revenue	(62,092,682)	-	(62,092,682)
Gross profit	3,742,429	-	3,742,429
Selling and marketing expenses	(5,494,665)	-	(5,494,665)
General and administrative expenses	(6,328,278)	-	(6,328,278)
Other income	1,635,047	-	1,635,047
Loss before tax	(6,445,467)	-	(6,445,467)

	For the year ended December 31, 2023
	PRC and other subsidiaries	Ninjas in Pyjamas	Consolidated
Revenue	$75,179,138	$8,489,303	$83,668,441
Cost of revenue	(72,014,675)	(4,455,080)	(76,469,755)
Gross profit	3,164,463	4,034,223	7,198,686
Selling and marketing expenses	(5,079,314)	(1,498,082)	(6,577,396)
General and administrative expenses	(13,027,899)	(2,245,332)	(15,273,231)
Other income (loss)	251,402	(58,165)	193,237
(Loss) profit before tax	(14,691,348)	232,644	(14,458,704)

	For the year ended December 31, 2024
	PRC and other subsidiaries	Ninjas in Pyjamas	Consolidated
Revenue	$81,671,464	$3,594,842	$85,266,306
Cost of revenue	(79,086,246)	(3,169,525)	(82,255,771)
Gross profit	2,585,218	425,317	3,010,535
Selling and marketing expenses	(6,731,281)	(1,399,496)	(8,130,777)
General and administrative expenses	(9,947,933)	(1,820,382)	(11,768,315)
Other income	1,587,144	246,333	1,833,477
Loss before tax	(12,506,852)	(2,548,228)	(15,055,080)

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

13. SEGMENT INFORMATION - Continued

The total assets by segments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Segment assets
PRC and other subsidiaries	$123,007,801	$140,834,100
Ninjas in Pyjamas	190,831,754	171,732,266
Total segment assets	$313,839,555	$312,566,366

The intangible assets by segments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Intangible assets, net
PRC and other subsidiaries	$60,952,553	$61,913,339
Ninjas in Pyjamas	73,016,561	66,068,182
Total intangible assets, net	$133,969,114	$127,981,521

The goodwill by segments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Goodwill
PRC and other subsidiaries	$28,975,408	$29,813,733
Ninjas in Pyjamas	112,426,919	102,096,027
Total goodwill	$141,402,327	$131,909,760